BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Aug. 31, 2020
Disclosure Of Basis Of Presentation And Significant Accounting Policies [Abstract]
Disclosure of detailed information about foreign exchange rates used [Table Text Block]
Rand/USD
Year-end rate:	R16.8916 (2019 R15.2099)
Year average rate:	R16.0676 (2019 R14.3314)

CAD/USD
Year-end rate:	C$1.3042 (2019 C$1.3295)
Year average rate:	C$1.3458 (2019 C$1.3255)

Disclosure of detailed information of property plant and equipment [Table Text Block]
Vehicles	3-5 years
Computer Equipment and software	3-5 years
Furniture and Fixtures	5 years